Trade and other receivables (Tables)	12 Months Ended
Sep. 30, 2023
Trade and other receivables.
Schedule of trade and other receivables

	2023	2022	2021
	$'000	$'000	$'000
Current assets
Trade debtors	1,273	5,924	57
Other debtors	164	892	856
Prepayments and accrued income	1,780	861	2,379
Total	3,217	7,677	3,292

	2023	2022	2021
	$'000	$'000	$'000
Non-current Assets
Prepayments	—	15,873	5,000
Trade debtors	—	975	—
Other debtors	1,888	1,717	—
Total	1,888	18,565	5,000